Taxes - Summary of Tax Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Tax Liabilities [Abstract]
Taxes and contributions on income payable	R$ 615	R$ 1,752
Other Taxes and Contributions payable	1,443	1,423
Provision for deferred income tax and social contribution (Note 24b II)	447	391	R$ (289)
Other	2,779	4,270	3,498
Tax liabilities	R$ 5,284	R$ 7,836	R$ 4,950